ENVIRONMENTAL REHABILITATION AND OTHER PROVISIONS - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Payments to environment fund	$ 716
Within one year
Disclosure of other provisions [line items]
Payments to environment fund	80
Between one and two years
Disclosure of other provisions [line items]
Payments to environment fund	50
Between two and five years
Disclosure of other provisions [line items]
Payments to environment fund	212
After five years
Disclosure of other provisions [line items]
Payments to environment fund	374
Provision for decommissioning | 10% increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(8)
Provision for decommissioning | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	17
Provision for decommissioning | 10% decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	8
Provision for decommissioning | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(17)
Provision for restoration | 10% increase in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(10)
Provision for restoration | 10% increase in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	45
Provision for restoration | 10% decrease in discount rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	10
Provision for restoration | 10% decrease in cash flows
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	$ (45)
Provision for silicosis
Disclosure of other provisions [line items]
Provisions, settlement term	12 years
Provision for silicosis | 10% increase in take-up rates
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	$ 5
Provision for silicosis | 10% increase in number of cases
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	5
Provision for silicosis | 10% increase in disease progression rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	2
Provision for silicosis | 10% derease in take-up rates
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(5)
Provision for silicosis | 10% decrease in number of cases
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	(5)
Provision for silicosis | 10% decrease in disease progression rate
Disclosure of other provisions [line items]
Increase (decrease) in other provision amount due to change in assumptions	$ (2)
Other provisions | Top of range
Disclosure of other provisions [line items]
Provisions, settlement term	5 years